Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Salaries and wages	$ 5,053	$ 5,778	$ 10,967
Rent and office costs	792	828	1,232
Legal, accounting, consulting and professional fees	2,369	2,547	2,830
Directors fees and expenses	1,357	935	922
Other general and administrative expenses	1,908	3,441	3,070
General and administrative expenses	$ 11,479	$ 13,529	$ 19,021